Warrants Liabilities (Details) - Warrants [member] - $ / shares	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Warrants Liabilities (Details) [Line Items]
Purchase of Aggregate Shares (in Shares)	11,110,000
Exercise price per share	$ 1,150
Price per warrant	1
Price per share	1,800
Ordinary shares [member]
Warrants Liabilities (Details) [Line Items]
Share price	$ 0.0351	$ 0.0799